Risk management arising from financial instruments	12 Months Ended
Dec. 31, 2022
Risk management arising from financial instruments
Risk management arising from financial instruments
19.	Risk management arising from financial instruments:

In the normal course of business, the Company is exposed to risks related to financial instruments that can affect its operating performance. These risks, and the actions taken to manage them, are as follows:

(a)	Fair value:

The Company has Level 1 financial instruments which consists of cash, restricted cash, accounts receivable and accounts payable and accrued liabilities which approximate their fair value given their short-term nature. The Company also has lender warrants, DSUs and PSUs that are considered Level 2 financial instruments (see note 12). The Company has contingent consideration (note 5) and Conversion Instruments (note 12) that are considered Level 3 financial instruments.

The carrying value of the loans payable, shareholder loan and finance lease obligations approximates their fair value given the difference between the discount rates used to recognize the liabilities in the consolidated statements of financial position and the market rates of interest is insignificant.

Financial instruments are classified into one of the following categories: financial assets or financial liabilities.

(b)	Credit risk:

Credit risk arises from the potential that a counterparty will fail to perform its obligations. The Company is exposed to credit risk from patients and third-party payors including federal and state agencies (under the Medicare programs), managed care health plans and commercial insurance companies. The Company’s exposure to credit risk is mitigated in large part due to the majority of the accounts receivable balance being receivable from large, creditworthy medical insurance companies and government-backed health plans.

19.	Risk management arising from financial instruments (continued):

The Company’s aging schedule in respect of its accounts receivable balance as at December 31, 2022 and December 31, 2021 is provided below:

	December 31,	December 31,
Days since service delivered	2022	2021
0 - 90	$7,341,725	$5,572,950
91 - 180	2,666,631	1,278,967
181 - 270	2,024,644	1,923,364
270+	1,865,305	2,222,108
Total accounts receivable	$13,898,305	$10,997,389

Based on the Company’s industry, none of the accounts receivable in the table above are considered “past due”. Furthermore, the payors have the ability and intent to pay, but price lists for the Company’s services are subject to the discretion of payors. As such, the timing of collections is not linked to increased credit risk. The Company continues to collect on services rendered in excess of 24 months from the date such services were rendered.

(c)	Liquidity risk:

Liquidity risk is the risk that the Company may encounter difficulty in raising funds to meet its financial commitments or can only do so at excessive cost. The Company ensures there is sufficient liquidity to meet its short-term business requirements, taking into account its anticipated cash flows from operations, its holdings of cash and its ability to raise capital from existing or new investors and/or lenders (see note 2(a)).

(d)	Currency risk:

Currency risk is the risk to the Company’s earnings that arises from fluctuations in foreign exchange rates and the degree of volatility of those rates. The Company has minimal exposure to currency risk as substantially all of the Company’s revenue, expenses, assets and liabilities are denominated in U.S. dollars. The Company pays certain vendors and payroll costs in Canadian dollars from time to time, but due to the limited size and nature of these payments it does not give rise to significant currency risk.

(e)	Interest rate risk:

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to changes in interest rates on its cash and certain long-term debt. As at December 31, 2022, the Madryn Credit Facility (see note 10(a)(ii)) bore interest at a rate equal to the three-month LIBOR rate plus 9.0%, subject to a minimum three-month LIBOR floor of 1.5%. A 1% increase in interest rates would result in a $2,522,373 increase to interest expense on the consolidated statements of net loss and comprehensive loss over the term of the Madryn Credit Facility. See also note 25 – Subsequent Events.